Fair Value Measurements - Schedule of the changes in the fair value of financial instruments (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Private Placement Warrants [Member]
Fair Value Measurements (Details) - Schedule of the changes in the fair value of financial instruments [Line Items]
Fair value, beginning balance	$ 3,086,701
Change in fair value of warrant liabilities	(2,708,844)
Transfer out of Level 3 to Level 1
Fair value, ending balance	377,857
Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of the changes in the fair value of financial instruments [Line Items]
Fair value, beginning balance	3,890,177
Change in fair value of warrant liabilities	(2,088,501)
Transfer out of Level 3 to Level 1	(1,801,676)
Fair value, ending balance
Representative's Warrants [Member]
Fair Value Measurements (Details) - Schedule of the changes in the fair value of financial instruments [Line Items]
Fair value, beginning balance	239,144
Change in fair value of warrant liabilities	(209,870)
Transfer out of Level 3 to Level 1
Fair value, ending balance	29,274
Warrant Liability [Member]
Fair Value Measurements (Details) - Schedule of the changes in the fair value of financial instruments [Line Items]
Fair value, beginning balance	7,216,022
Change in fair value of warrant liabilities	(5,007,215)
Transfer out of Level 3 to Level 1	(1,801,676)
Fair value, ending balance	$ 407,131